Document and Entity Information	9 Months Ended
	Aug. 31, 2011	Oct. 20, 2011
Document And Entity Information
Entity Registrant Name	Alto Group Holdings Inc.
Entity Central Index Key	0001430124
Document Type	10-Q
Document Period End Date	Aug. 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		604,613,332
Amendment Description	Alto Group Holdings, Inc. is filing this Amendment No. 1 on Form 10-Q/A solely to include XBRL information.
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011